Property and Equipment - Vehicles Under Capital Leases (Details) - Vehicles - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summary of vehicles under capital leases included in cost and accumulated depreciation and amortization
Vehicle capital leases	$ 1,561	$ 1,568
Less: accumulated depreciation and amortization	(1,553)	(1,542)
Net equipment acquired under capital leases	$ 8	$ 26